INVESTMENTS, DEBT AND DERIVATIVES - Fair value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
At amortized cost | Bank loans and bonds
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 3,333	$ 5,847